DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			2 Months Ended	3 Months Ended	11 Months Ended
	May 11, 2021 USD ($) $ / shares shares	Feb. 08, 2021	Mar. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares				$ 10.20	$ 10.20
Proceeds from sale of private placement units					$ 5,852,750
Deferred underwriting fee payable					4,025,000
Payments for investment of cash in Trust Account	$ 117,300,000			$ 117,300,000	117,300,000
Working capital deficit				(363,953)	246,232
Cash				$ 159,133	453,151
Price per unit | $ / shares	$ 10.00			$ 10.00
Cash held outside the Trust Account				$ 159,133	453,151
Working capital loans					378,487
Condition for future business combination number of businesses minimum		1
Maximum net interest to pay dissolution expenses				$ 100,000	100,000
Proceeds from sale of founder shares			$ 25,000		25,000
Proceeds from promissory note from sponsor					$ 78,925
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account				80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination				50.00%	50.00%
Minimum net tangible asset upon consummation of business combination				$ 5,000,001	$ 5,000,001
Deferred offering cost				4,025,000	4,025,000
Investments held in Trust Account				117,364,026	117,320,973
Convertible loans				$ 1,500,000	$ 1,500,000
Units per price | $ / shares				$ 10.00	$ 10.00
Sponsor
Subsidiary, Sale of Stock [Line Items]
Proceeds from promissory note from sponsor				$ 78,925
Founder Shares | Sponsor
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of founder shares				$ 25,000
IPO
Subsidiary, Sale of Stock [Line Items]
Sale of units in IPO, net of offering costs (in shares) | shares	11,500,000			11,500,000	11,500,000
Transaction Costs				$ 6,771,112	$ 6,771,112
Underwriting fees				2,300,000	2,300,000
Deferred underwriting fee payable				4,025,000	4,025,000
Other offering costs				446,112	446,112
Payments for investment of cash in Trust Account				$ 959,560	$ 959,560
Number of units issued | shares	11,500,000			11,500,000	11,500,000
Price per unit | $ / shares	$ 10.00			$ 10.00	$ 10.00
Proceeds from issuance of units	$ 115,000,000.0
Private Placement.
Subsidiary, Sale of Stock [Line Items]
Sale of units in IPO, net of offering costs (in shares) | shares	585,275
Price of warrant | $ / shares	$ 10.00			$ 10.00	$ 10.00
Proceeds from sale of private placement units	$ 5,852,750			$ 5,852,750	$ 5,852,750
Number of units issued | shares	585,275
Price per unit | $ / shares	$ 10.00
Proceeds from issuance of units	$ 5,852,750
Number Of Warrants Issued | shares	585,275
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of units in IPO, net of offering costs (in shares) | shares				1,500,000	1,500,000
Number of units issued | shares				1,500,000	1,500,000
Price per unit | $ / shares				$ 0.10	$ 0.10
Condition for future business combination number of businesses minimum				2,300,000	2,300,000